Income Taxes (Details) - Schedule of federal income tax rates	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Schedule Of Federal Income Tax Rates Abstract
U.S. federal statutory rate	21.00%	21.00%
Change in warrant liabilities		1.40%
Tax return to provision adjustment		(3.60%)
Change in valuation allowance	(21.00%)	(23.80%)
Effective rate		(5.00%)